Restructuring and Other	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Oct. 01, 2023	Mar. 31, 2024	Dec. 25, 2022
Restructuring and Other
15. Restructuring and Other
Restructuring and other includes restructuring and severance costs and certain transaction and other costs, when applicable. During the three and nine
months ended
December 31
, 2024 and 2023, the Company also incurred certain other unusual charges or benefits, which are included in direct operating expense in the consolidated statements of operations and are described below. The following table sets forth restructuring and other and these other unusual charges or benefits and the statement of operations line items they are included in for the three and nine
months ended
December 31
, 2024 and 2023:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Restructuring and other:
Content and other impairments (1)	$7.3	$—	$25.8	$—
Severance (2)	20.3	28.1	24.6	31.6
Transaction and other costs (3)	13.3	24.4	25.4	29.9

Total Restructuring and Other	40.9	52.5	75.8	61.5

Other unusual charges not included in restructuring and other or the Company’s operating segments:
COVID-19 related charges (benefit) included in direct operating expense (4)	—	—	(2.1)	(0.5)
Unallocated rent cost included in direct operating expense (5)	4.1	—	14.6	—

Total restructuring and other and other unusual charges not included in restructuring and other	$45.0	$52.5	$88.3	$61.0

(1)	Amounts in the three and nine months ended December 31, 2024 include content impairments of $7.3 million related to the Motion Picture and Television Production segments associated with exiting local production in certain international territories. Amounts in the nine months ended December 31, 2024 also include impairments of certain operating lease right-of-use
and leasehold improvement assets related to the Television Production segment associated with facility leases that will no longer be utilized by the Company primarily related to the integration of eOne.

(2)
Severance costs were primarily related to restructuring, acquisition integration activities and other cost-saving initiatives. During the quarter ended December 31, 2024, in connection with the Company’s current restructuring plan, approximately 8% of its eligible U.S. employees elected to take advantage of voluntary severance and early retirement packages. A total of approximately $26.1 million in severance expense is expected to be incurred under the voluntary severance program, of which $14.6 million of severance expense was recognized in restructuring and other in the three and nine months ended December 31, 2024, and the remaining amount is expected to be recognized in the fourth quarter ended March 31, 2025. In the three and nine months ended December 31, 2023, amounts were due to restructuring activities including integration of the acquisition of eOne, and our Motion Picture and Television Production segments.

(3)
Transaction and other costs in the three and nine months ended December 31, 2024 and 2023 reflect transaction, integration and legal costs associated with certain strategic transactions, and restructuring activities and also include costs and benefits associated with legal and other matters. In addition, transaction and other costs in the three and nine months ended December 31, 2023 includes approximately $
16.6 million of a loss associated with a theft at a production of a 51% owned consolidated entity. The Company expects to recover a portion of this amount under its insurance coverage and from the noncontrolling interest holders of this entity.

(4)
Amounts include incremental costs incurred, if any, due to circumstances associated with the
COVID-19
global pandemic, net of insurance recoveries of nil and $2.1 million in the three and nine months ended December 31, 2024, respectively (three and nine months ended December 31, 2023—insurance recoveries of $
0.1 million and $0.6 million, respectively). In the nine months ended December 31, 2024 and the three and nine months ended December 31, 2023, insurance recoveries exceeded the incremental costs expensed in the period, resulting in a net benefit included in direct operating expense.

(5)	Amounts represent rent cost for production facilities that were unutilized as a result of the industry strikes, and therefore such amounts are not allocated to the segments.
Changes in the restructuring and other severance liability were as follows for the nine months ended December 31, 2024 and 2023:

	Nine Months Ended December 31,
	2024	2023
	(Amounts in millions)
Severance liability
Beginning balance	$19.3	$3.7
Accruals (2)	19.9	24.3
Severance payments	(16.0)	(5.4)

Ending balance (1)	$23.2	$22.6

(1)	As of December 31 , 2024, the remaining severance liability of approximately $23.2 million is expected to be paid in the next 12 months.
(2)	Excludes $4.7 million and $7.3 million in the nine months ended December 31 , 2024 and 2023, respectively, of accelerated vesting on equity awards.

15. Restructuring and Other
Restructuring and other includes restructuring and severance costs, certain transaction and other costs, and certain unusual items, when applicable. During the years ended March 31, 2024, 2023 and 2022, the Company also incurred certain other unusual charges or benefits, which are included in direct operating expense and distribution and marketing expense in the combined statements of operations and are described below. The following table sets forth restructuring and other and these other unusual charges or benefits and the statement of operations line items they are included in for the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Restructuring and other:
Content and other impairments (1)	$12.8	$5.9	$—
Severance (2)
Cash	27.5	10.8	2.8
Accelerated vesting on equity awards (see Note 13)	7.7	4.2	—

Total severance costs	35.2	15.0	2.8
COVID-19 related charges included in restructuring and other	—	0.1	1.0
Transaction and other costs (3)	84.9	6.2	2.5

Total Restructuring and Other	132.9	27.2	6.3
Other unusual charges not included in restructuring and other or the Company’s operating segments:
Content charges included in direct operating expense (4)	1.5	8.1	—
COVID-19 related charges (benefit) included in direct operating expense (5)	(0.9)	(8.9)	(5.2)
Charges related to Russia’s invasion of Ukraine included in direct operating expense (6)	—	—	5.9

Total restructuring and other and other unusual charges not included in restructuring and other	$133.5	$26.4	$7.0

(1)
Amounts in the fiscal year ended March 31, 2024 include $12.8 million of development costs written off in connection with changes in strategy in the Television Production segment as a result of the acquisition of eOne. Amounts in the fiscal year ended March 31, 2023 include an impairment of an operating lease right-of-use
asset related to the Studio Business and corporate facilities amounting to $5.8 million associated with a portion of a facility lease that will no longer be utilized by the Company. The impairment reflects a decline in market conditions since the inception of the lease impacting potential sublease opportunities, and represents the difference between the estimated fair value, which was determined based on the expected discounted future cash flows of the lease asset, and the carrying value.

(2)
Severance costs in the fiscal years ended March 31, 2024, 2023 and 2022 were primarily related to restructuring activities and other cost-saving initiatives. In fiscal 2024, amounts were due to restructuring activities including integration of the acquisition of eOne and our Motion Picture and Television Production segment.

(3)
Amounts in the fiscal years ended March 31, 2024, 2023 and 2022 reflect transaction, integration and legal costs associated with certain strategic transactions, and restructuring activities and also include costs and benefits associated with legal and other matters. In fiscal 2024, these amounts include $49.2 million associated with the acquisition of additional interest in 3 Arts Entertainment. Due to the new arrangement representing a modification of terms of the compensation element under the previous arrangement which resulted in the reclassification of the equity award to a liability award, the Company recognized incremental compensation expense of $49.2 million, representing the excess of the fair value of the modified award over amounts previously expensed. See Note 11 for further information. In addition, transaction and other costs in fiscal 2024 includes approximately $
16.6 million of a loss associated with a theft at a production of a 51% owned consolidated entity. The Company expects to recover a portion of this amount under its insurance coverage and from the noncontrolling interest holders of this entity. The remaining amounts in fiscal 2024 primarily represent acquisition and integration costs related to the acquisition of eOne, and costs associated with the separation of the Starz Business from the Studio Business.
(4)
Amounts represent certain unusual content charges. In the fiscal year ended March 31, 2023, the amounts represent development costs written off as a result of changes in strategy across the Company’s theatrical slate in connection with certain management changes and changes in the theatrical marketplace in the Motion Picture segment. These charges are excluded from segment results and included in amortization of investment in film and television programs in direct operating expense on the combined statement of operations.

(5)
Amounts reflected in direct operating expense include incremental costs associated with the pausing and restarting of productions including paying/hiring certain cast and crew, maintaining idle facilities and equipment costs resulting from circumstances associated with the
COVID-19
global pandemic, net of insurance recoveries of $1.0 million, $8.4 million and $15.6 million in fiscal 2024, 2023 and 2022, respectively. In fiscal years ended March 31, 2024, 2023 and 2022, insurance recoveries exceeded the incremental costs expensed in the year, resulting in a net benefit included in direct operating expense. The Company is in the process of seeking additional insurance recovery for some of these costs. The ultimate amount of insurance recovery cannot be estimated at this time.

(6)
Amounts represent charges related to Russia’s invasion of Ukraine, primarily related to bad debt reserves for accounts receiva ble f
rom customers in Russia, included in direct operating expense in the combined statements of operations.

Changes in the restructuring and other severance liability were as follows for the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Severance liability
Beginning balance	$3.7	$0.8	$3.9
Accruals	27.5	10.8	2.8
Severance payments	(11.9)	(7.9)	(5.9)

Ending balance (1)	$19.3	$3.7	$0.8

(1)	As of March 31, 2024, the remaining severance liability of approximately $19.3 million is expected to be paid in the next 12 months.

LIONS GATE ENTERTAINMENT CORP [Member]
Restructuring and Other
14. Restructuring and Other
Restructuring and other includes restructuring and severance costs and certain transaction and other costs, when applicable. During the three and nine months ended December 31, 2024 and 2023, the Company also incurred certain other unusual charges or benefits, which are included in direct operating expense in the consolidated statements of operations and are described below. The following table sets forth restructuring and other and these other unusual charges or benefits and the statement of operations line items they are included in for the three and nine months ended December 31, 2024 and 2023:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Restructuring and other:
Content and other impairments (1)	$0.9	$77.8	$17.1	$317.4
Severance (2)	21.3	30.7	26.2	41.3
Transaction and other costs (3)	21.1	8.4	28.6	12.3

Total Restructuring and Other	43.3	116.9	71.9	371.0
Other unusual charges not included in restructuring and other or the Company’s operating segments:
COVID-19 related charges (benefit) included in direct operating expense (4)	—	(0.1)	(3.1)	(0.5)
Unallocated rent cost included in direct operating expense (5)	4.1	—	14.6	—

Total restructuring and other and other unusual charges not included in restructuring and other	$47.4	$116.8	$83.4	$370.5

(1)
Media Networks Restructuring:
During fiscal 2024, the Company continued executing its restructuring plan, which included exiting all international territories except for Canada and India, and included an evaluation of the programming on Starz’s domestic and international platforms. The Company has incurred impairment charges from the inception of the plan through December 31, 2024 amounting to $735.1 million.

During the three and nine months ended December 31, 2024, the Company recorded net recoveries of content impairment charges related to the Media Networks segment of $6.4 million and $8.8 million, respectively (three and nine months ended December 31, 2023 - the Company recorded content impairment charges related to the Media Networks segment of $77.8 million and $317.4 million, respectively).
As the Company continues to evaluate the Media Networks business and its current restructuring plan in relation to the current micro and macroeconomic environment and the announced plan to separate the Company’s Starz business (i.e., Media Networks segment) and Studio Business (i.e., Motion Picture and Television Production segments), including further strategic review of content performance and its strategy on a territory-by-territory
basis, the Company may decide to expand its restructuring plan and exit additional territories or remove certain content off its platform in the future. Subsequent to December 31, 2024, the Company removed programming on Starz’s domestic platform which had a carrying value of approximately $77.4 million, which charge, measured as the excess of the carrying value over the fair value of the titles removed, will be recorded during the fourth quarter ending March 31, 2025. The Company may incur additional content impairment and other restructuring charges as it continues to execute its restructuring plan.

Content and Other Impairments:
Amounts in the three and nine months ended December 31, 2024 also include content impairments of $7.3 million related to the Motion Picture and Television Production segments associated with exiting local production in certain international territories. Amounts in the nine months ended December 31, 2024 also include impairments of certain operating lease right-of-use
and leasehold improvement assets related to the Television Production segment associated with facility leases that will no longer be utilized by the Company, primarily related to the integration of eOne.
(2)
Severance costs were primarily related to restructuring, acquisition integration activities and other cost-saving initiatives. During the quarter ended December 31, 2024, in connection with the Company’s current restructuring plan, approximately 8% of its eligible U.S. employees elected to take advantage of voluntary severance and early retirement packages. A total of approximately $26.1 million in severance expense is expected to be incurred under the voluntary severance program, of which $14.6 million of severance expense was recognized in restructuring and other in the three and nine months ended December 31, 2024, and the remaining amount is expected to be recognized in the fourth quarter ended March 31, 2025. In the three and nine months ended December 31, 2023, amounts were due to restructuring activities including integration of the acquisition of eOne, Media Networks international restructuring and our Motion Picture and Television Production segments.

(3)
Transaction and other costs in the three and nine months ended December 31, 2024 and 2023 reflect transaction, integration and legal costs associated with certain strategic transactions, and restructuring activities and also include costs associated with legal and other matters. In the nine months ended December 31, 2024 and 2023, transaction and other costs also includes a benefit of $7.1 million and $3.8 million, respectively, associated with an arrangement to migrate subscribers in some of the exited territories to a third-party in connection with the Starz international restructuring.

(4)
Amounts include incremental costs incurred, if any, due to circumstances associated with the
COVID-19
global pandemic, net of insurance recoveries of nil and $3.1 million in the three and nine months ended December 31, 2024, respectively (three and nine months ended December 31, 2023 - insurance recoveries of $0.1 million and $0.7 million, respectively). In the nine months ended December 31, 2024 and the three and nine months ended December 31, 2023, insurance recoveries exceeded the incremental costs expensed in the period, resulting in a net benefit included in direct operating expense.

(5)	Amounts represent rent cost for production facilities that were unutilized as a result of the industry strikes, and therefore such amounts are not allocated to the segments.
Changes in the restructuring and other severance liability were as follows for the nine months ended December 31, 2024 and 2023:

	Nine Months Ended December 31,
	2024	2023
	(Amounts in millions)
Severance liability
Beginning balance	$23.6	$8.7
Accruals (2)	21.3	32.9
Severance payments	(20.1)	(12.1)

Ending balance (1)	$24.8	$29.5

(1)	As of December 31, 2024, the remaining severance liability of approximately $24.8 million is expected to be paid in the next 12 months.
(2)	Excludes $4.9 million and $8.4 million in the nine months ended December 31, 2024 and 2023, respectively, of accelerated vesting on equity awards.

15. Restructuring and Other
Restructuring and other includes restructuring and severance costs, certain transaction and other costs, and certain unusual items, when applicable. During the years ended March 31, 2024, 2023 and 2022, the Company also incurred certain other unusual charges or benefits, which are included in direct operating expense and distribution and marketing expense in the consolidated statements of operations and are described below. The following table sets forth restructuring and other and these other unusual charges or benefits and the statement of operations line items they are included in for the years ended March 31, 2024, 2023 and 2022:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Restructuring and other:
Content and other impairments (1)	$377.3	$385.2	$—
Severance (2)
Cash	37.2	18.0	4.6
Accelerated vesting on equity awards (see Note 13)	9.4	4.2	—

Total severance costs	46.6	22.2	4.6
COVID-19 related charges included in restructuring and other	—	0.1	1.1
Transaction and other costs (benefits) (3)	84.6	4.4	11.1

Total Restructuring and Other	508.5	411.9	16.8
Other unusual charges not included in restructuring and other or the Company’s operating segments:
Programming and content charges included in direct operating expense (4)	—	7.0	36.9
COVID-19 related charges (benefit) included in:
Direct operating expense (5)	(1.0)	(11.6)	(3.6)
Distribution and marketing expense	—	—	0.2
Charges related to Russia’s invasion of Ukraine included in direct operating expense (6)	—	—	5.9

Total restructuring and other and other unusual charges not included in restructuring and other	$507.5	$407.3	$56.2

(1)
Media Networks Restructuring:
In fiscal 2023, the Company began a plan to restructure its LIONSGATE+ business, which initially included exiting the business in seven international territories (France, Germany, Italy, Spain, Benelux, the Nordics and Japan), and identifying additional cost-saving initiatives. This plan included a strategic review of content performance across Starz’s domestic and international platforms, resulting in certain programming being removed from those platforms and written down to fair value.

During the fiscal year ended March 31, 2024, the Company continued executing its restructuring plan, including its evaluation of the programming on Starz’s domestic and international platforms. In connection with this review, the Company cancelled certain ordered programming, and identified certain other programming with limited strategic purpose which was removed from the Starz platforms and abandoned by the Media Networks segment. In addition, as a result of the continuing review of its international territories, the Company has made the strategic decision to shut down the LIONSGATE+ service in Latin America and the United Kingdom (“U.K.”) with the only remaining international operations being in Canada and India, resulting in additional content impairment charges.

As a result of these restructuring initiatives, the Company recorded content impairment charges related to the Media Networks segment in the fiscal years ended March 31, 2024 and 2023 of $364.5 million and $379.3 million, respectively. The Company has incurred impairment charges from the inception of the plan through March 31, 2024 amounting to $743.8 million.
Under the current restructuring plan and ongoing strategic content review, the net future cash outlay is estimated to range from approximately $80 million to $90 million, which includes contractual commitments on content in territories being exited or to be exited, and payments on the remaining amounts payable for content removed or that may be removed from its services. The amounts above will depend on the results of its strategic content review and amounts recoverable from alternative distribution strategies, if any, on content in domestic and foreign markets.
As the Company continues to evaluate the Media Networks business and its current restructuring plan in relation to the current micro and macroeconomic environment and the announced plan to separate the Company’s Starz business (i.e., Media Networks segment) and Studio Business (i.e., Motion Picture and Television Production segments), including further strategic review of content performance and its strategy on a territory-by-territory
basis, the Company may decide to expand its restructuring plan and exit additional territories or remove certain content off its platform in the future. Accordingly, the Company may incur additional content impairment and other restructuring charges beyond the estimates above.
Other Impairments:
Amounts in the fiscal year ended March 31, 2024 also include $12.8 million of development costs written off in connection with changes in strategy in the Television Production segment as a result of the acquisition of eOne.
Amounts in the fiscal year ended March 31, 2023 also include an impairment of an operating lease right-of-use
asset related to the Studio business and corporate facilities amounting to $5.8 million associated with a portion of a facility lease that will no longer be utilized by the Company. The impairment reflects a decline in market conditions since the inception of the lease impacting potential sublease opportunities, and represents the difference between the estimated fair value, which was determined based on the expected discounted future cash flows of the lease asset, and the carrying value.

(2)
Severance costs in the fiscal years ended March 31, 2024, 2023 and 2022 were primarily related to restructuring activities and other cost-saving initiatives. In fiscal 2024, amounts were due to restructuring activities including integration of the acquisition of eOne, LIONSGATE+ international restructuring and our Motion Picture and Television Production segment.

(3)
Amounts in the fiscal years ended March 31, 2024, 2023 and 2022 reflect transaction, integration and legal costs associated with certain strategic transactions, and restructuring activities and also include costs and benefits associated with legal and other matters. In fiscal 2024, these amounts include $49.2 million associated with the acquisition of additional interest in 3 Arts Entertainment. Due to the new arrangement representing a modification of terms of the compensation element under the previous arrangement which resulted in the reclassification of the equity award to a liability award, the Company recognized incremental compensation expense of $49.2 million, representing the excess of the fair value of the modified award over amounts previously expensed. See Note 11 for further information. In addition, transaction and other costs in fiscal 2024 includes approximately $16.6 million of a loss associated with a theft at a production of a 51% owned consolidated entity. The Company expects to recover a portion of this amount under its insurance coverage and from the noncontrolling interest holders of this entity. Transaction and other costs in fiscal 2024 also include a benefit of $5.4 million associated with an arrangement to migrate subscribers in some of the exited territories to a third-party in connection with the LIONSGATE+ international restructuring. The remaining amounts in fiscal 2024 primarily represent acquisition and integration costs related to the acquisition of eOne, and costs associated with the separation of the Starz Business from the Studio Business. In fiscal 2023, transaction and other costs include a benefit of $11.0 million for a settlement of a legal matter related to the Media Networks segment.

(4)
Amounts represent certain unusual programming and content charges. In the fiscal year ended March 31, 2023, the amounts represent development costs written off as a result of changes in strategy across the Company’s theatrical slate in connection with certain management changes and changes in the theatrical marketplace in the Motion Picture segment. In the fiscal year ended March 31, 2022, the amounts represent impairment charges recorded as a result of a strategic review of original programming on the STARZ platform, which identified certain titles with limited viewership or strategic purpose which were removed from the STARZ service and abandoned by the Media Networks segment (see Note 3). These charges are excluded from segment results and included in amortization of investment in film and television programs in direct operating expense on the consolidated statement of operations.

(5)
Amounts reflected in direct operating expense include incremental costs associated with the pausing and restarting of productions including paying/hiring certain cast and crew, maintaining idle facilities and equipment costs resulting from circumstances associated with the
COVID-19
global pandemic, net of insurance recoveries of $1.2 million, $14.1 million and $22.1 million in fiscal 2024, 2023 and 2022, respectively. In the fiscal years ended March 31, 2024, 2023 and 2022, insurance recoveries exceeded the incremental costs expensed in the year, resulting in a net benefit included in direct operating expense. The Company is in the process of seeking additional insurance recovery for some of these costs. The ultimate amount of insurance recovery cannot be estimated at this time.

(6)
Amounts represent charges related to Russia’s invasion of Ukraine, primarily related to bad debt reserves for accounts receivable from customers in Russia, included in direct operating expense in the consolidated statements of operations.

Changes in the restructuring and other severance liability were as follows for the years ended March 31, 2024, 2023 and 2022:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Severance liability
Beginning balance	$8.7	$1.5	$5.7
Accruals	37.2	18.0	4.6
Severance payments	(22.3)	(10.8)	(8.8)

Ending balance (1)	$23.6	$8.7	$1.5

(1)	As of March 31, 2024, the remaining severance liability of approximately $23.6 million is expected to be paid in the next 12 months.

Entertainment One Film And Television Business [Member]
Restructuring and Other
(13)
Restructuring Actions
During 2020, the Company took certain integration actions related to the acquisition of eOne by Hasbro in 2019. Substantially all of the remaining cash payments related to these programs are expected to be made by the end of 2024.
During 2022, in support of Blueprint 2.0, the Parent announced an Operational Excellence program in which the Company took certain restructuring actions, including global workforce reductions, resulting in severance and other employee charges.
The detail of activity related to the Company’s programs as of October 1, 2023 is as follows:

(In thousands)	Integration Program	Operational Excellence Program
Remaining amounts to be paid as of December 25, 2022	$963	$20,168
Payments made in the nine months ended October 1, 2023	—	(8,916)

Remaining amounts to be paid as of October 1, 2023	$963	$11,252

(16)	Restructuring Actions
During 2020, the Company took certain integration actions related to the acquisition of eOne by Hasbro in 2019.
During 2022, in support of Blueprint 2.0, the Parent announced an Operational Excellence program which the Company took certain restructuring actions, including global workforce reductions, resulting in severance and other employee charges of $23,846 thousand recorded in General and Administration.
The detail of activity related to the Company’s programs as of December 25, 2022 is as follows:

	Integration Program	Operational Excellence Program
Remaining amounts to be paid as of December 27, 2020	$11,121	$—
Payments made in 2021	(8,542)	—

Remaining amounts to be paid as of December 26, 2021	2,579	—
2022 restructuring charges	—	23,846
Payments made in 2022	(1,616)	(3,678)

Remaining amounts to be paid as of December 25, 2022	$963	$20,168